Changes in the Group - Additional Information (Details) ر.س in Millions, £ in Millions, $ in Millions, $ in Millions												12 Months Ended
	Dec. 31, 2021 GBP (£)	Jun. 25, 2021 GBP (£)	Mar. 11, 2021 GBP (£) Directors	Jun. 24, 2019 GBP (£)	Apr. 08, 2019 USD ($)	Jan. 10, 2019 GBP (£)	Dec. 21, 2017	May 05, 2017 GBP (£)	Jan. 04, 2017 GBP (£)	Nov. 17, 2015 GBP (£)	Sep. 30, 2015 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2021 CAD ($)	Aug. 06, 2021 GBP (£)	Nov. 12, 2020 GBP (£)	Nov. 12, 2020 SAR (ر.س)	Oct. 20, 2020 USD ($)	Sep. 30, 2019 GBP (£)	Jun. 24, 2019 USD ($)
Disclosure Of Business Combinations [Line Items]
Percentage of additional voting equity interests acquired												0.20%
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business												£ (291)	£ 0	£ 0
BAT Pars Company PJSC [Member]
Disclosure Of Business Combinations [Line Items]
Disposal group discontinued operation discounted consideration receivable																			£ 45
Unwinding of discount												2
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business												272
Cash outflow from investing activities discontinuing operations												98
BAT Pars Company PJSC [Member] | Adjusting items which have been adjusted within net finance costs
Disclosure Of Business Combinations [Line Items]
Investments pledged	£ 24											24
BAT Pars Company PJSC [Member] | Held For Sale Impairment Charge [Member]
Disclosure Of Business Combinations [Line Items]
Adjustments to non cash items												83
BAT Pars Company PJSC [Member] | Foreign Exchange Translation Gain Loss Reclassified From The Income Statement [Member]
Disclosure Of Business Combinations [Line Items]
Adjustments to non cash items												£ 272
Discontinued Operations Member [Member] | BAT Pars Company PJSC [Member]
Disclosure Of Business Combinations [Line Items]
Assets classified as held for sale		£ 152
Cash and cash equivalents classified as part of disposal group held for sale		98
Inventory classified as held for sale		38
Non current assets or disposal group classified as held for sale		14
Liabilities classified as held for sale		24
Trade creditors classified as held for sale		10
Corporation tax payable classified as held for sale		8
Impairment charges and associated costs		£ 88
Organigram Inc. | Edibles Infusions Corporation
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred | $																		$ 22
Organigram Inc. | Laurentian Organic Inc
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred | $																		$ 36
Organigram Inc. | Canada
Disclosure Of Business Combinations [Line Items]
Acquisition percentage			19.90%
Goodwill recognised as of acquisition date			£ 30
Identifiable intangible assets recognized as of acquisition date			£ 49
Number of directors entitled to be appointed in the acquiree | Directors			2
Payment to acquire interest in associates			£ 129
Proportion of ownership interest in associate	18.80%
Samfruit | Uzbekistan
Disclosure Of Business Combinations [Line Items]
Acquisition percentage	42.61%											42.61%	38.63%					42.61%
AYR Limited
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred						£ 8
Date of acquisition						Jan. 10, 2019
Eastern Tobacco Company
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																				100.00%	100.00%
Acquisition date fair value of total consideration transferred																				£ 50	ر.س 246
Goodwill recognised as of acquisition date																				36
Identifiable intangible assets recognized as of acquisition date																				39
Cash and cash equivalents recognised on acquisition																				£ 96
VapeWild
Disclosure Of Business Combinations [Line Items]
Acquisition percentage														60.00%
Goodwill recognised as of acquisition date				£ 11
Identifiable intangible assets recognized as of acquisition date				£ 39
VapeWild | 45% Interest
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred | $					$ 40
Date of acquisition					Apr. 08, 2019
Proportion of ownership interest in subsidiary					45.00%
VapeWild | 15% Interest
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred | $																								$ 8
Proportion of ownership interest in subsidiary				15.00%
VapeWild | 60% Interest
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred				£ 36																				$ 48
Proportion of ownership interest in subsidiary				60.00%
Twisp Proprietary Limited
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																							100.00%
Acquisition date fair value of total consideration transferred																							£ 25
Goodwill recognised as of acquisition date																							12
Identifiable intangible assets recognized as of acquisition date																							15
Contingent consideration recognised as of acquisition date																							6
Percentage of market share							70.00%
Deferred consideration adjusted																							£ 3
Consideration paid (received)												£ 3
Winnington Holding AB
Disclosure Of Business Combinations [Line Items]
Acquisition percentage									100.00%
Acquisition date fair value of total consideration transferred									£ 31
Goodwill recognised as of acquisition date									8
Identifiable intangible assets recognized as of acquisition date									£ 28
Date of acquisition									Jan. 04, 2017
Blue Nile Cigarette Company Limited
Disclosure Of Business Combinations [Line Items]
Acquisition percentage										100.00%
Date of acquisition										Nov. 17, 2015
Consideration paid (received)														£ 1	£ 1	£ 5	£ 1
Contingent consideration payable										£ 8
TDR
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred											£ 550
Date of acquisition											Sep. 30, 2015
Reversed deferred consideration in relation to the acquisition														9
Consideration paid (received)											£ 5			3
Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Payment to match contributions made by non-controlling interests												£ 6	£ 17	20
Group's Indonesian Subsidiary
Disclosure Of Business Combinations [Line Items]
Percentage of additional voting equity interests acquired												0.20%
Payment To Acquire Non Controlling Interests												£ 4
Hrvatski Duhani d.d. Tobacco Leaf Processing
Disclosure Of Business Combinations [Line Items]
Non Controlling Interest Percentage Acquired	2.70%											2.70%						2.70%
Payment To Acquire Non Controlling Interests												£ 1
Dryft Sciences, LLC (DSL)
Disclosure Of Business Combinations [Line Items]
Business combinations consideration payable upon achievement of certain milestones | $																						$ 150
Samfruit
Disclosure Of Business Combinations [Line Items]
Acquisition percentage	42.61%											42.61%	38.63%					42.61%
Acquisition date fair value of total consideration transferred	£ 1											£ 1	£ 5
Samfruit | Uzbekistan
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred	£ 1											£ 1	£ 5
Express Logistic and Distribution EOOD
Disclosure Of Business Combinations [Line Items]
Acquisition date fair value of total consideration transferred								£ 110		£ 45
Identifiable intangible assets recognized as of acquisition date								£ 117
Date of acquisition								May 05, 2017
Consideration paid (received)								£ 28						£ 13	£ 14